Commitments And Contingencies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 29, 2010	Sep. 30, 2012
Gain Loss Contingencies [Line Items]
Potential Additional Premium To Be Paid To Affiliate Over Fair Value Of Agreement In Case Of Termination	35.00%
Value of Rejected Offer1		$ 750,000,000
Asserted Premium Payment Percentage Damages Sought		35.00%
Interest Penalty Damages Sought		9.00%
Starbucks Claims [Member]
Gain Loss Contingencies [Line Items]
Counter Claim Damages Sought Value		62,900,000
Kraft Claims [Member]
Gain Loss Contingencies [Line Items]
Damages Sought		1,900,000,000
Loss Contingency, Damages Sought, Value		$ 2,900,000,000